EMPLOYEE BENEFIT PLANS - Assumed Health Care Rates (Details) - OPRB Plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Health care costs trend rate assumed for next year	7.23%	6.69%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2035	2033